Changes in Accounting Policies Required by the Initial Application of IFRS 9, IFRS 15 and IFRS 16 - Recognition of cumulative adjustments, IFRS 9 (Details) $ in Thousands	Jan. 01, 2018 MXN ($)
Adoption of IFRS 9
Recognition of cumulative adjustments
Retained Earnings	$ (281,594)
Income Taxes	79,130
Net	(202,464)
Adoption of IFRS 9 | Equity Attributable to Stockholders of the Company
Recognition of cumulative adjustments
Retained Earnings	(234,129)
Income Taxes	67,101
Net	(167,028)
Adoption of IFRS 9 | Non-controlling Interests
Recognition of cumulative adjustments
Retained Earnings	(47,465)
Income Taxes	12,029
Net	(35,436)
Increase decrease in financial assets due to application Of IFRS 9
Recognition of cumulative adjustments
Retained Earnings	(1,182,760)
Income Taxes	354,828
Net	$ (827,932)